Related Party Transactions - Schedule of Promissory Notes Issued to Related Parties (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Unpaid amount	$ 7,816,633
Related Parties [Member]
Note amount	696,000
Unpaid amount	479,995
S. Masjedi [Member] | Promissory Note [Member]
Note amount	$ 150,000
Issuance date	Dec. 10, 2010
Unpaid amount	$ 46,474
A. Masjedi [Member] | Promissory Note [Member]
Note amount	$ 500,000
Issuance date	Jun. 01, 2013
Unpaid amount	$ 391,521
M. Shenkman [Member] | Promissory Note One [Member]
Note amount	$ 10,000
Issuance date	Feb. 21, 2012
Unpaid amount	$ 10,000
M. Shenkman [Member] | Promissory Note Two [Member]
Note amount	$ 10,000
Issuance date	Feb. 23, 2012
Unpaid amount	$ 10,000
M. Shenkman [Member] | Promissory Note Three [Member]
Note amount	$ 10,000
Issuance date	Mar. 14, 2013
Unpaid amount	$ 6,000
M. Shenkman [Member] | Promissory Note Four [Member]
Note amount	$ 16,000
Issuance date	Sep. 09, 2014
Unpaid amount	$ 16,000